S-K 1608, De-SPAC Tender Offer Filing Obligations	Sep. 27, 2025
Tender Offer Filing Obligations [Abstract]
Tender Offer Filing Obligations [Text Block]
Business Combination Consideration to Hadron Stockholders
Pursuant to the Business Combination Agreement, the consideration to be paid in the Merger in respect of each share of Hadron Common Stock (as defined below) that is issued and outstanding immediately prior to the Effective Time, will be a number of shares of Domesticated GigCapital7 Common Stock equal to the Exchange Ratio (the “
Per Share Merger Consideration
”). The “
Exchange Ratio
” means the quotient of: (a) the Aggregate Merger Consideration; divided by (b) the Hadron Fully Diluted Capital. The “
Aggregate Merger Consideration
” means the number of shares of Domesticated GigCapital7 Common Stock equal to the difference of: (a) the Aggregate Domesticated
GigCapital7 Common Stock; minus (b) 13,333,333 shares of Domesticated GigCapital7 Common Stock; provided, however, that if Hadron Energy has any indebtedness outstanding as of the closing of the Merger, the Aggregate Merger Consideration shall be further reduced by a number of shares of Domesticated GigCapital7 Common Stock equal to the amount of such indebtedness divided by $10.59 (the “
Per Share Price
”) (rounded down to the nearest whole share). The “
Aggregate Domesticated GigCapital7 Common Stock
” means the number of shares of Domesticated GigCapital7 Common Stock equal to the quotient of: (a) $1,200,200,000, divided by (b) the Per Share Price. The “
Hadron Fully Diluted Capital
” means the sum (without duplication) of the aggregate number of (a) shares of Hadron Common Stock (other than Hadron Restricted Shares) that are issued and outstanding immediately prior to the Effective Time assuming and after giving effect to the amendment and conversion of all SAFEs, (b) Hadron Restricted Shares that are issued and outstanding immediately prior to the Effective Time, and (c) all shares of Hadron Common Stock issuable upon full exercise of all Hadron Options outstanding as of immediately prior to the Effective Time (calculated using the treasury method of accounting on a cashless exercise basis).
Subject to, and in accordance with the terms and conditions of the Business Combination Agreement, immediately prior to or at the Effective Time:

(a)
each issued and outstanding share of Hadron Common Stock except for Excluded Shares, Dissenting Shares, and Hadron Restricted Shares, will be cancelled and converted into the right to receive the Per Share Merger Consideration (as defined below), as set forth in the Business Combination Agreement.

(b)	each Excluded Share shall be automatically cancelled and retired without any conversion thereof and shall cease to exist, and no consideration shall be delivered in exchange therefor.

(c)
each Dissenting Share that has demanded properly in writing appraisal or dissenters’ rights and otherwise complied with all of the provisions of the DGCL relevant to the exercise and perfection of appraisal rights, shall not be converted into, and the holders of such Dissenting Shares shall have no right to receive, the applicable portion of the aggregate Per Share Merger Consideration unless and until such holder fails to perfect or withdraws or otherwise loses his, her or its right to appraisal and payment under the DGCL, in which case such Dissenting Shares shall be treated as if they had been converted into the right to receive the portion of the aggregate Per Share Merger Consideration to which such holder is entitled.

(d)
each Hadron Option that is outstanding immediately prior to the Effective Time will be automatically assumed by Domesticated GigCapital7 and converted into an Exchanged Option to purchase a number of shares of Domesticated GigCapital7 Common Stock, equal to the product (rounded down to the nearest whole number) of (x) the number of shares of Hadron Common Stock subject to such Hadron Option immediately prior to the Effective Time and (y) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to the quotient of (A) the exercise price per share of such Hadron Option immediately prior to the Effective Time divided by (B) the Exchange Ratio; provided, that the assumption and adjustment of the unvested Hadron Options shall be completed in a manner that satisfies the requirements of Code Section 409A and, with respect to any Hadron Option intended to be an “incentive stock option,” Code Section 4249a and the applicable regulations promulgated thereunder.

(e)
each Hadron Restricted Share Award that is outstanding immediately prior to the Effective Time will be automatically assumed by Domesticated GigCapital7 such that each Hadron Restricted Share Award will be converted into an Exchanged RSA for a number of restricted shares of Domesticated GigCapital7 Common Stock, equal to the product (rounded down to the nearest whole number) of (x) the number of shares of Hadron Restricted Shares and (y) the Exchange Ratio.

(f)
each of the SAFEs that is outstanding immediately prior to the Effective Time will automatically convert into a number of shares of Hadron Common Stock determined in accordance with the terms of such SAFE, with such shares to be treated as Hadron Common Stock and will receive the consideration described above for Hadron Common Stock at the Effective Time.